Exhibit 99.1

World Omni Auto Receivables Trust 2019-B
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	113,970,999.41	11,223
Yield Supplement Overcollateralization Amount 11/30/22	2,348,712.31	0
Receivables Balance 11/30/22	116,319,711.72	11,223
Principal Payments	6,682,882.67	461
Defaulted Receivables	130,389.62	7
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	2,132,423.52	0
Pool Balance at 12/31/22	107,374,015.91	10,755

Pool Statistics	$ Amount	# of Accounts
Pool Factor	12.45%
Prepayment ABS Speed	1.06%
Aggregate Starting Principal Balance	879,483,109.18	36,170

Delinquent Receivables:
Past Due 31-60 days	1,662,316.45	112
Past Due 61-90 days	540,018.76	34
Past Due 91-120 days	137,608.39	7
Past Due 121+ days	0.00	0
Total	2,339,943.60	153

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.62%
Delinquency Trigger Occurred	NO

Recoveries	99,874.63
Aggregate Net Losses/(Gains) - December 2022	30,514.99
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.31%
Prior Net Losses/(Gains) Ratio	0.19%
Second Prior Net Losses/(Gains) Ratio	0.24%
Third Prior Net Losses/(Gains) Ratio	-0.29%
Four Month Average	0.11%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.79%

Overcollateralization Target Amount	4,150,650.57
Actual Overcollateralization	4,150,650.57
Weighted Average Contract Rate	4.43%
Weighted Average Contract Rate, Yield Adjusted	6.42%
Weighted Average Remaining Term	24.89

Flow of Funds	$ Amount
Collections	7,202,922.71
Investment Earnings on Cash Accounts	7,638.94
Servicing Fee	(96,933.09)
Transfer to Collection Account	-
Available Funds	7,113,628.56

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	159,434.77
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,345.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	31,436.25
(7) Noteholders' Third Priority Principal Distributable Amount	2,446,332.93
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,150,650.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	266,429.04
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	7,113,628.56

Servicing Fee	96,933.09
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	790,700,000.00
Original Class B	24,900,000.00
Original Class C	12,450,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	109,820,348.84
Principal Paid	6,596,983.50
Note Balance @ 01/17/23	103,223,365.34

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-3
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-4
Note Balance @ 12/15/22	72,470,348.84
Principal Paid	6,596,983.50
Note Balance @ 01/17/23	65,873,365.34
Note Factor @ 01/17/23	80.5101019%

Class B
Note Balance @ 12/15/22	24,900,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	24,900,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	12,450,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	12,450,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	250,216.02
Total Principal Paid	6,596,983.50
Total Paid	6,847,199.52

Class A-1
Coupon	2.54330%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.63000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.59000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	2.64000%
Interest Paid	159,434.77
Principal Paid	6,596,983.50
Total Paid to A-4 Holders	6,756,418.27

Class B
Coupon	2.86000%
Interest Paid	59,345.00
Principal Paid	0.00
Total Paid to B Holders	59,345.00

Class C
Coupon	3.03000%
Interest Paid	31,436.25
Principal Paid	0.00
Total Paid to C Holders	31,436.25

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3021750
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.9668903
Total Distribution Amount	8.2690653

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	1.9486039
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	80.6280066
Total A-4 Distribution Amount	82.5766105

B Interest Distribution Amount	2.3833333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.3833333

C Interest Distribution Amount	2.5250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.5250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	370.83
Noteholders' Principal Distributable Amount	629.17

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	2,075,325.29
Investment Earnings	6,898.61
Investment Earnings Paid	(6,898.61)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	2,075,325.29
Change	-

Required Reserve Amount	2,075,325.29

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$456,823.08	$644,199.38	$1,094,324.23
Number of Extensions	38	45	70
Ratio of extensions to Beginning of Period Receivables Balance	0.39%	0.52%	0.84%